Post-retirement defined benefit schemes (Tables)	6 Months Ended
Jun. 30, 2019
Post-retirement defined benefit schemes
Schedule of Group's post-retirement defined benefit scheme obligations

	At 30 June	At 31 Dec
	2019	2018
	£m	£m
Defined benefit pension schemes:
Fair value of scheme assets	45,763	42,238
Present value of funded obligations	(44,375)	(41,092)
Net pension scheme asset	1,388	1,146
Other post-retirement schemes	(129)	(124)
Net retirement benefit asset	1,259	1,022

Recognised on the balance sheet as:
Retirement benefit assets	1,509	1,267
Retirement benefit obligations	(250)	(245)
Net retirement benefit asset	1,259	1,022

Schedule of movement in the Group's net post-retirement defined benefit scheme asset during the period

£m

Asset at 1 January 2019	1,022
Exchange and other adjustments	11
Income statement charge	(139)
Employer contributions	538
Remeasurement	(173)
Asset at 30 June 2019	1,259

Schedule of charge to income statement in respect of pensions and other post-retirement benefit schemes

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	2018	2018
	£m	£m	£m

Defined benefit pension schemes	139	271	134
Defined contribution schemes	141	134	166
Total charge to the income statement (note 4)	280	405	300

Schedule of principal assumptions used in the valuations of the defined benefit pension schemes

	At 30 June	At 31 Dec
	2019	2018
	%	%

Discount rate	2.33	2.90
Rate of inflation:
Retail Prices Index	3.19	3.20
Consumer Price Index	2.14	2.15
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.73	2.73